UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21666

Hatteras Master Fund, L.P.

 (Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

 (Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

 (Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments - June 30, 2011 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Percentages are as follows:

Investments in Adviser Funds, Exchange Traded Funds and Mutual Funds - (103.64%)	Cost	Fair Value
Absolute Return - (13.07%)
7X7 Institutional Partners, L.P.a, b, c	$14,937,548	$14,202,905
Broad Peak Fund, L.P. a, b	3,325,215	3,086,269
Citadel Derivatives Group Investors, LLC a, b	3,413,210	6,263,416
Citadel Wellington, LLC (Class A)a, b, c	28,740,360	31,885,448
Courage Special Situations Fund, L.P. a, b	17,327,675	17,998,458
D.E. Shaw Composite Fund, LLC a, b	16,135,446	19,604,446
Eton Park Fund, L.P. a, b	19,000,000	20,931,756
JANA Partners Qualified, L.P. a, b, e	92,329	51,768
Marathon Fund, L.P. a, b, e	4,247,988	2,503,814
Montrica Global Opportunities Fund, L.P. a, b, e	835,371	665,774
OZ Asia, Domestic Partners L.P. a, b, e	1,056,296	1,138,395
Paulson Advantage, L.P. a, b, c	14,207,995	18,710,206
Paulson Partners Enhanced, L.P. a, b, c	5,181,104	13,218,257
Perry Partners, L.P. a, b, e	749,391	825,157
Pipe Equity Partners a, b, e	14,801,500	8,440,400
Pipe Select Fund, LLC a, b, e	9,310,443	12,695,412
Standard Investment Research Hedge Equity Fund, L.P. a, b, c	20,000,000	22,880,275
Stark Investments, L.P. a, b, e	1,993,005	2,089,931
Stark Select Asset Fund, LLC a,b,e	903,131	919,125
Total Absolute Return	176,258,007	198,111,212

Energy and Natural Resources - (13.38%)	Shares	Cost	Fair Value
Investment in Adviser Funds
Arclight Energy Partners Fund III, L.P. b		3,121,608	3,965,572
Arclight Energy Partners Fund IV, L.P. b		3,241,669	3,449,827
Black River Commodity MS Fund, L.P. a, b, e		463,426	429,338
Bluegold Global Fund, L.P. a, b		10,000,000	9,893,550
Cadent Energy Partners II, L.P. b		5,217,354	5,584,969
Camcap Resources, L.P. a, b, e		536,329	443,122
Canaan Natural Gas Fund X, L.P. b		3,360,500	1,254,646
Chilton Global Natural Resources Partners, L.P. a, b, c		19,817,824	22,587,482
EMG Investments, LLC b		1,495,925	1,610,000
EnerVest Energy Institutional Fund XI-A, L.P. b		6,939,446	4,839,679
EnerVest Energy Institutional Fund X-A, L.P. b		2,178,934	2,274,056
Goldfinch Capital Management, L.P. a, b		15,000,000	14,910,381
Intervale Capital Fund, L.P. a, b		4,791,249	6,944,174
Merit Energy Partners F-II, L.P. a, b		1,156,832	889,639
Natural Gas Partners Energy Tech, L.P. a, b		884,611	870,864
Natural Gas Partners IX, L.P. b		5,871,085	7,374,395
Natural Gas Partners VIII, L.P. a, b		4,033,786	4,944,744
NGP Energy Technology Partners II, L.P. a, b		2,421,707	2,306,690
NGP Midstream & Resources Offshore Holdings Fund, L.P. a, b		3,519,731	4,275,977
NGP Midstream & Resources, L.P. b		4,695,422	5,242,179
Ospraie Special Opportunities Fund, L.P. a, b, e		3,121,971	4,159,737
Pine Brook Capital Partners, L.P. b		4,140,211	4,045,711
Quantum Energy Partners IV, L.P. a, b		3,078,376	2,500,000
Quantum Energy Partners V, L.P. a, b		1,666,532	410,000
Sentient Global Resources Fund III, L.P. a, b		11,213,241	13,800,000
Sentient Global Resources Fund IV, L.P. a, b		411,360	402,000
Southport Energy Plus Partners, L.P. a, b, c		16,167,182	21,459,428
The Clive Fund, L.P. a, b, c		15,000,000	15,543,903
The Energy and Minerals Group Fund II, L.P. a, b		100,462	100,462
Touradji Global Resources Holdings, LLC a, b, e		3,434,008	3,023,177
TPF II, L.P. b		8,729,095	7,915,311
Urban Oil and Gas Partners A-1, L.P. a, b		2,987,013	3,600,000
Total Investment in Adviser Funds		168,796,889	181,051,013

Investment in Exchange Traded Funds
Market Vectors Gold Miners a	164,000	9,986,321	8,952,760
Oil Services HOLDRS Trust	84,500	10,431,115	12,844,000
Total Investment in Exchange Traded Funds		20,417,436	21,796,760
Total Energy and Natural Resources		189,214,325	202,847,773

Enhanced Fixed Income - (23.89%)	Shares	Cost	Fair Value
Investment in Adviser Funds
Alden Global Distressed Opportunities Fund, L.P. a, b		20,000,000	18,584,530
Anchorage Capital Partners, L.P. a, b		30,000,000	31,660,078
BDCM Partners I, L.P. a, b, e		27,512,865	28,531,816
Bell Point Credit Opportunities Fund, L.P. a, b		20,000,000	20,940,840
Contrarian Capital Fund I, L.P. a, b		12,522,723	17,494,380
CPIM Structured Credit Fund 1000, L.P. a, b, e		222,828	28,250
Drawbridge Special Opportunities Fund, L.P. a, b, e		6,419,382	7,775,100
EDF-M1 Onshore, L.P. a, b		10,000,000	6,762,076
Fortress VRF Advisors I, LLC a, b, e		8,092,619	1,906,148
Halcyon European Structured Opportunities Fund, L.P. a, b, e		362,870	249,690
Harbinger Capital Partners Fund I, L.P. a, b, e		14,048,229	12,789,961
Harbinger Credit Distressed Blue Line Fund, L.P. a, b		20,000,000	23,203,363
Indaba Capital Partner, L.P. a, b		10,000,000	10,024,600
Marathon Special Opportunity Fund, L.P. a, b		7,534,863	8,137,552
MKP Credit, L.P. a, b		25,000,000	26,894,073
Morgan Rio Capital Fund, L.P. a, b		7,000,000	8,458,231
Mudrick Distressed Opportunity Fund, L.P. a, b		10,000,000	10,259,980
Prospect Harbor Credit Partners, L.P. a, b, e		2,651,908	2,566,950
Providence MBS Fund, L.P. a, b		25,000,000	30,915,417
Senator Global Opportunity Fund, L.P. a, b, c		30,000,000	35,782,028
Strategic Value Restructuring Fund, L.P. a, b		15,428,312	17,644,026
Waterstone Market Neutral Fund, L.P. a, b		11,935,688	21,145,446
Total Investment in Adviser Funds		313,732,287	341,754,535

Investment in Mutual Funds
Doubleline Total Return Bond a	1,865,738	19,234,664	20,523,120
Total Investment in Mutual Funds		19,234,664	20,523,120
Total Enhanced Fixed Income		332,966,951	362,277,655

Opportunistic Equity - (29.99%)	Shares	Cost	Fair Value
Investment in Adviser Funds
Algebris Global Financials Fund, L.P. a, b, c		13,276,982	13,126,265
Alphamosaic (U.S.), LLC-Series Cell No. 41 (Winton Capital Management Limited) a, b		12,500,000	12,103,845
Artis Partners 2X (Institutional), L.P. a, b, c		17,958,246	26,005,854
Ashoka Fund, L.P. a, b		23,000,000	24,273,239
Asian Century Quest Fund (QP), L.P. a, b, c		14,364,157	17,066,761
Biomedical Value Fund, L.P. a, b		1,241,714	1,740,000
Brevan Howard Emerging Markets Strategies Fund, L.P. a, b, c		11,250,000	10,897,063
Brevan Howard, L.P. a, b, c		15,138,690	15,642,949
Bridgewater All Weather 12%, LLC a, b		15,000,000	16,091,284
Bridgewater Pure Alpha Major Markets II, LLC a, b		15,000,000	16,149,202
Broadfin Healthcare Fund, L.P. a, b		7,000,000	6,951,617
CCM SPV II, LLC a, b, e		56,807	58,545
CRM Windridge Partners, L.P. a, b, c		8,513,693	10,179,942
D.E. Shaw Oculus Fund, LLC a, b		9,270,508	14,971,234
Drawbridge Global Macro Fund, L.P. a, b, e		96,671	86,612
Expo Health Sciences Fund, L.P. a, b		20,000,000	20,692,534
Gracie Capital, L.P. a, b, e		216,654	133,792
HealthCor, L.P. a, b		13,537,066	20,835,378
R.G. Niederhoffer Global Fund, L.P. I a, b		19,222,391	14,819,658
Robeco Transtrend Diversified Fund, LLC a, b		12,500,000	11,622,406
Samlyn Onshore Fund, L.P. a, b, c		20,170,802	28,436,851
Sansar Capital Master Fund, L.P. Subsidiaries a, b, e		315,076	438,126
Sloane Robinson (Class C) International a, b, c		7,457,674	9,394,750
Sloane Robinson (Class G) Emerging a, b, c		12,281,970	19,454,224
TT Mid-Cap Europe Long/Short Fund Limited a, b, c		22,500,000	26,383,113
Valiant Capital Partners, L.P. a, b, c		21,255,787	34,902,632
Value Partners Hedge Fund, LLC a, b		23,000,000	22,437,826
Viking Global Equities, L.P. a, b, c		14,012,276	18,506,733
Visium Balanced Fund, L.P. a, b, c		18,969,942	23,424,277
Total Investment in Adviser Funds		369,107,106	436,826,712

Investment in Exchange Traded Funds
Ishares MSCI EM Index	187,383	8,998,072	8,919,431
Ishares MSCI Pacific Ex-Japan	187,430	8,998,198	8,923,542
Total Investment in Exchange Traded Funds		17,996,270	17,842,973
Total Opportunistic Equity		387,103,376	454,669,685

Private Equity - (16.05%)	Cost	Fair Value
ABRY Advanced Securities Fund, L.P. b	5,443,516	7,328,750
ABRY Partners VI, L.P. a, b	6,238,815	7,361,517
Accel-KKR Capital Partners III, L.P. a, b	3,649,123	3,311,894
Actis Umbrella Fund, L.P. b	2,152,442	1,990,000
BDCM Opportunity Fund II, L.P. a, b	3,800,160	4,642,625
Brazos Equity Fund II, L.P. b	3,597,305	2,247,873
Brazos Equity Fund III, L.P. b	2,223,667	1,674,822
Carlyle Japan Fund II, L.P. a, b	1,406,808	1,294,628
Carlyle Partners V, L.P. b	5,598,470	6,455,837
CDH Venture Partners II, L.P. b	3,452,284	3,220,443
CDH Venture Partners IV, L.P. a, b	1,648,912	1,521,558
China Special Opportunities Fund III, L.P. a, b	79,509	0
Claremont Creek Ventures II, L.P. a, b	1,104,375	825,123
Claremont Creek Ventures, L.P. a, b	1,545,416	954,049
Crosslink Crossover Fund IV, L.P. a, b	3,345,919	8,839,199
Crosslink Crossover Fund V, L.P. a, b	980,105	4,783,805
Crosslink Crossover Fund VI, L.P. a, b	8,515,359	8,305,340
CX Partners Fund Limited b	2,485,253	2,358,687
Dace Ventures I, L.P. a, b	2,139,802	1,893,349
Darwin Private Equity I, L.P. a, b	3,088,724	1,931,602
Encore Consumer Capital Fund, L.P. b	2,796,948	3,437,874
Exponent Private Equity Partners II, L.P. a, b	3,811,068	2,866,980
Fairhaven Capital Partners, L.P. a, b	2,567,238	1,709,264
Garrison Opportunity Fund II A, LLC a, b	1,171,276	1,195,718
Gavea Investment Fund II, L.P. a, b	400,000	2,263,141
Gavea Investment Fund III, L.P. a, b	19,200,000	29,539,435
Great Point Partners I, L.P. a, b	1,966,538	2,410,413
Halifax Capital Partners II, L.P. b	1,738,372	1,974,206
Hancock Park Capital III, L.P. a, b	3,000,000	3,916,416
Healthcor Partners Fund, L.P. b, c	2,249,117	1,919,499
Hillcrest Fund, L.P. a, b	4,933,318	4,248,396
Hony Capital Fund 2008, L.P. b	6,856,947	6,832,000
Illumitex, Inc. a, b	999,999	999,999
Integral Capital Partners VII, L.P. a, b	1,310,515	1,846,513
Integral Capital Partners VIII, L.P. a, b	10,000,000	9,100,352
J.C. Flowers III Co-Invest BTG, L.P. a, b	1,570,408	1,530,127
J.C. Flowers III, L.P. a, b	2,475,650	2,635,464
Lighthouse Capital Partners VI, L.P. a, b	4,175,000	4,333,845
Mid Europa Fund III, L.P. a, b	4,478,116	4,192,304
Monomoy Capital Partners II, L.P. a, b	135,916	70,000
New Horizon Capital III, L.P. a, b	4,101,679	5,117,503
Northstar Equity Partners III Limited a, b	229,045	219,763
OCM European Principal Opportunties Fund, L.P. a, b	3,316,233	6,030,999
OCM Mezzanine Fund II, L.P. a, b	2,595,161	2,908,710
Orchid Asia IV, L.P. b	5,111,934	6,403,488
Private Equity Investment Fund V, L.P. a, b	5,770,792	5,917,600
Private Equity Investors Fund IV, L.P. b	3,242,037	2,613,418
Roundtable Healthcare Partners II, L.P. a, b	2,272,675	2,099,948
Roundtable Healthcare Management III, L.P. a, b	906,691	857,471
Saints Capital VI, L.P. b	6,725,070	7,478,946
Sanderling Venture Partners VI Co-Investment Fund, L.P. a, b	749,810	875,959
Sanderling Venture Partners VI, L.P. a, b	880,040	1,220,610
Sovereign Capital Limited Partnership III a, b	1,246,227	1,188,298
Sterling Capital Partners II, L.P. a, b	1,760,609	1,903,755
Sterling Capital Partners III, L.P. a, b	2,701,799	3,253,444
Sterling Group Partners III, L.P. a, b	633,806	402,993
Strategic Value Global Opportunities Fund I-A, L.P. b	4,337,547	4,687,508
Tenaya Capital V, L.P. b	2,939,292	3,705,472
The Column Group, L.P. a, b	2,742,638	2,648,823
The Founders Fund III, L.P. a, b	2,750,000	2,636,073
The Raptor Private Holdings, L.P. a, b, e	1,158,952	1,021,459
Tiger Global Investments Partners VI, LP a, b	3,291,333	3,531,796
Trivest Fund IV, L.P. b	3,511,624	3,029,750
VCFA Private Equity Partners IV, L.P. b	1,390,554	1,341,067
VCFA Venture Partners V, L.P. b	5,284,688	5,461,505
Voyager Capital Fund III, L.P. a, b	1,556,122	1,800,000
Westview Capital Partners II, L.P. a, b	2,141,326	2,358,824
Zero2IPO China Fund II, L.P. a, b	3,311,661	4,692,082
Total Private Equity	214,991,735	243,370,311

Real Estate - (7.26%)	Cost	Fair Value
Arminius Moat, L.P. a, b	5,615,015	5,922,541
Benson Elliot Real Estate Partners II, L.P. a, b	5,011,263	2,870,147
Carlyle Realty Distressed RMBS Partners, L.P. b	3,267,361	1,962,231
Colony Investors VII, L.P. a, b	3,045,480	965,500
Colony Investors VIII, L.P. a, b	7,890,747	3,557,900
DaVinci Corporate Opportunity Partners, L.P. a, b	3,832,176	720,671
Florida Real Estate Value Fund, L.P. a, b	3,086,478	2,978,853
Forum European Realty Income III, L.P. a, b	4,389,280	3,761,343
Garrison Opportunity Fund, LLC a, b	6,006,062	8,079,228
Greenfield Acquisition Partners V, L.P. a, b	5,116,818	5,218,922
GTIS Brazil Real Estate Fund, L.P. a, b	5,239,994	7,668,510
Northwood Real Estate Co-Investors b	864,348	907,962
Northwood Real Estate Partners b	2,945,300	2,788,489
ORBIS Real Estate Fund I a, b	3,178,634	2,383,848
Parmenter Realty Fund IV, L.P. a, b	101,603	100,000
Patron Capital, L.P. III a, b	4,455,170	4,112,890
Pennybacker II, L.P. a, b	59,737	13,287
Phoenix Real Estate Fund PTE Limited b	6,263,973	6,962,507
Phoenix Real Estate Fund (T), L.P. a, b	6,838,785	5,859,676
Rockwood Capital Real Estate Partners Fund VII, L.P. a, b	5,000,000	1,683,732
Security Capital-Preferred Growth, LLC b, e	1,371,234	524,773
Square Mile Lodging Opportunity Partners, L.P. a, b	1,786,878	1,784,331
Square Mile Partners III, L.P. b	6,524,132	6,600,647
TCW Special Mortgage Credits Fund II, L.P. a, b	10,958,850	21,456,091
Transwestern Mezzanine Realty Partners II, LLC b	1,788,315	299,242
Transwestern Mezzanine Realty Partners III b	3,571,622	1,893,099
WCP Real Estate Fund I, L.P. a, b	3,573,940	3,440,963
WCP Real Estate Strategies Fund, L.P. a, b, e	8,971,304	5,545,672
Total Real Estate	120,754,499	110,063,055
Total investments in Adviser Funds, Exchange Traded Funds and Mutual Funds (cost $1,421,288,893)		1,571,339,691

Short-Term Investments - (1.17%)
Federated Prime Obligations Fund #10, 0.09% d	17,816,307	17,816,307
Total Short-Term Investments (cost $17,816,307)		17,816,307
Total Investments (cost $1,439,105,200) (104.81%)		1,589,155,998
Liabilities in excess of other assets (-4.81%)		(72,934,772)
Partners' capital - (100.00%)		$1,516,221,226

a-	Non-income producing.
b-	Adviser Funds are issued in private placement transactions and as such are restricted as to resale.
c-	Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these securities was $363,451,349 and $451,610,845, respectively.
d-	The rate shown is the annualized 7-day yield as of June 30, 2011.
e-	The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.
HOLDRS - Holding Company Depository Receipts

Total cost and fair value of restricted Adviser Funds as of June 30, 2011 was $1,363,640,523 and $1,511,176,838, respectively.

The Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Adviser Funds, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Absolute Return	$-	$132,734,672	$65,376,540	$198,111,212
Energy and Natural Resources	21,796,760	84,394,744	96,656,269	202,847,773
Enhanced Fixed Income	20,523,120	201,127,479	140,627,056	362,277,655
Opportunistic Equity	17,842,973	322,550,625	114,276,087	454,669,685
Private Equity	-	-	243,370,311	243,370,311
Real Estate	-	-	110,063,055	110,063,055
Short-Term Investment	17,816,307	-	-	17,816,307
Total	$77,979,160	$740,807,520	$770,369,318	$1,589,155,998

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value on a recurring basis:

Investments	Balance as of March 31, 2011	Net Realized Gain (Loss)	Change in Unrealized Appreciation / (Depreciation)	Gross Purchases	Gross Sales	Balance as of June 30, 2011
Absolute Return	$66,267,190	$51,734	$(269,217)	$14,186	$(687,353)	$65,376,540
Energy and Natural Resources	95,216,959	(61,991)	699,216	3,644,506	(2,842,421)	96,656,269
Enhanced Fixed Income	145,762,238	59,543	(407,592)	-	(4,787,133)	140,627,056
Opportunistic Equity	105,792,193	254,657	2,136,701	7,118,888	(1,026,352)	114,276,087
Private Equity	224,281,163	-	4,553,590	28,061,076	(13,525,518)	243,370,311
Real Estate	116,275,412	-	(2,746,589)	6,417,387	(9,883,155)	110,063,055
Total Investments	$753,595,155	$303,943	$3,966,109	$45,256,043	$(32,751,932)	$770,369,318

The change in unrealized appreciation/(depreciation) from Level 3 investments held at June 30, 2011 is $4,187,390.

Adviser Funds categorized as Level 3 assets, with a fair value totaling $86,200,315, have imposed gates or suspended redemptions.  Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to June 2011.  It is generally not known when these restrictions will be lifted.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Master Fund, L.P

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date	August 29, 2011

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Chief Financial Officer
(principal financial officer)

Date	August 29, 2011

* Print the name and title of each signing officer under his or her signature.